UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	360 Madison Avenue 19th fl
          	New York, NY  10017


13F File Number: 028-14836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Financial Officer
Phone:  212-907-5600


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   New York, NY			October 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $319,711 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE

COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8

Name of 			Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				Class	  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

AMERICAN TOWER CORP NEW		COM	03027X100	10145	142100	SH		Sole		142100
APPLE INC			COM	037833100	3336	5000	SH		Sole		5000
AVALONBAY CMNTYS INC		COM	053484101	13599	100000	SH		Sole		100000
EBAY INC			COM	278642103	13350	276000	SH		Sole		276000
EXPEDIA INC DEL			COM NEW	30212P303	23136	400000	SH		Sole		400000
GOOGLE INC			CL A	38259P508	11318	15000	SH		Sole		15000
HERTZ GLOBAL HOLDINGS INC	COM	42805T105	7552	550000	SH		Sole		550000
IMAX CORP			COM	45245E109	8681	436000	SH		Sole		436000
LAS VEGAS SANDS CORP		COM	517834107	16230	350000	SH		Sole		350000
LIBERTY MEDIA CORPORATION	COM A	530322106	6170	59282	SH		Sole		59282
LINKEDIN CORP			COM A	53578A108	21672	180000	SH		Sole		180000
LOWES COS INC			COM	548661107	13608	450000	SH		Sole		450000
MASCO CORP			COM	574599106	9634	640125	SH		Sole		640125
MICHAEL KORS HLDGS LTD		SHS	G60754101	6648	125000	SH		Sole		125000
MOODYS CORP			COM	615369105	7951	180000	SH		Sole		180000
PRICELINE COM INC		COM NEW	741503403	19181	31000	SH		Sole		31000
QLIK TECHNOLOGIES INC		COM	74733T105	6068	271000	SH		Sole		271000
REGAL ENTMT GROUP		CL A	758766109	11511	818103	SH		Sole		818103
SALESFORCE COM INC		COM	79466L302	15060	98629	SH		Sole		98629
SHUTTERFLY INC			COM	82568P304	12517	402223	SH		Sole		402223
SHUTTERFLY INC			COM	82568P304	3500	100000	SH	CALL	Sole		100000
SINA CORP			ORD	G81477104	12936	200000	SH		Sole		200000
SIRIUS XM RADIO INC		COM	82967N108	10589	4088328	SH		Sole		4088328
STARBUCKS CORP			COM	855244109	6947	137000	SH		Sole		137000
STARWOOD HOTELS&RESORTS WRLD	COM	85590A401	4851	83700	SH		Sole		83700
STRATEGIC HOTELS & RESORTS I	COM	86272T106	3093	514625	SH		Sole		514625
TIBCO SOFTWARE INC		COM	88632Q103	12196	403500	SH		Sole		403500
UNITED RENTALS INC		COM	911363109	6869	210000	SH		Sole		210000
VIRGIN MEDIA INC		COM	92769L101	4738	161037	SH		Sole		161037
WOLVERINE WORLD WIDE INC	COM	978097103	5000	112700	SH		Sole		112700
YAHOO INC			COM	984332106	3195	200000	SH		Sole		200000
YELP INC			CL A	985817105	4414	163165	SH		Sole		163165
ZILLOW INC			CL A	98954A107	4016	95200	SH		Sole		95200








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